Working Capital Facilities (Tables)	9 Months Ended
Jun. 30, 2025
Working Capital Facilities
Schedule of Revolving Credit Facility
	June 30, 2025	September 30, 2024
Opening balance	16,283	11,821
Exchange difference	172	20
Payments made during the period	(53,221)	(47,805)
Loan fees	(525)	-
Cash drawn during the period	56,125	52,247
Closing balance	18,834	16,283

Schedule of Promissory Note
	June 30, 2025	September 30, 2024
Promissory Note opening balance	519	1,026
Finance cost	14	37
Repayment of Promissory Note (ii)	(533)	-
Repayment of Promissory Note(i)	-	(507)
Finance cost paid with options	-	(37)
	-	$519